Related parties transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended							24 Months Ended
		Dec. 05, 2017 USD ($)	Dec. 05, 2017 CNY (¥)	Nov. 30, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Jun. 30, 2019 USD ($) item	Jun. 30, 2019 CNY (¥) item		Jun. 30, 2018 CNY (¥)		Jun. 30, 2017 CNY (¥)		Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Disclosure of related party [Line Items]
Cash payments for loan made to related party	[1]									¥ 0		¥ 0		¥ 98,229
Cash loans from related parties										0	[1]	7,609	[1]	99,603	[1]	¥ 7,609
Cash receipts from repayment of advances and loans made to related parties										12,412		0		0
Net deposits/(withdrawals) of cash at a related party finance entity	[2]									(517,185)		679,018		(109,998)
Cash held at a related party finance entity	[2]																¥ 223,548		¥ 740,733
Cash payments for term deposits placed with related party finance entity	[2]									4,709,697		204,000		1,953,600
Cash receipts of maturity of term deposits placed with related party finance entity	[2]									3,526,603		401,000		1,552,600
Term deposits held by related party	[2]																1,387,094		204,000
Interest income on deposits	[2]									24,313		11,464		5,847
Interest income receivable from term deposit																	4,916		1,038
Purchase of leasehold improvement from a related party	[3]									29,669		29,098		37,231
Service provided by related parties	[4]									23,263		6,884		0
Staff, Start-up Cost and Other Miscellaneous Expense Paid on Behalf of Related Party										10,312		9,401		0
Repayment of expenses paid by the Group on behalf of a related party														0			10,007		8,794
Repayment of expenses paid by a related party on behalf of the Group														4,536			4,663		4,124
Staff, Start-up Cost and Other Miscellaneous Expense Paid By Related Party Transactions On Behalf Of Affiliates										2,731		4,612		3,836
Consideration percentage on contributed capital					56.00%
Capital Contribution, Related Party Transactions	[5]													0			15,000		0
Haibo Logistics [Member]
Disclosure of related party [Line Items]
Contributed Capital From Former Shareholder						¥ 5,000
Haibo Logistics [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Proportion of ownership interests held by non-controlling interests					44.00%
Dividends Paid to Related Party Transactions				¥ 1,407
Haibo Logistics [Member] | Ningbo Haoliang [Member]
Disclosure of related party [Line Items]
Consideration paid (received)					¥ 2,800
Ming Kang Hui [Member]
Disclosure of related party [Line Items]
Amount Received By Affiliates on Behalf Of Related Party Transactions										¥ 46,453		47,070		39,760
Amounts payable, related party transactions														37,541			47,429		48,428
Hailiang Education Investment Group Co Ltd [Member]
Disclosure of related party [Line Items]
Cash loan Due to related party outstanding																	99,603		99,603
Rental fees waive of liability to a related party														10,000
Number of schools | item									19	19
Education And Management Service Provided To Managed Schools [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions										¥ 28,344		12,275		0
Tianma Experimental School [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party												1,683
Hailiang Kindergarten [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party												3,285
Chuzhou School [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party												381
Heng Zhong Da Leasehold Improvement Service [Member]
Disclosure of related party [Line Items]
Amounts payable, related party transactions																	11,260		19,508
Services received, related party transactions										29,669		29,098		37,231
Mr.Feng [Member]
Disclosure of related party [Line Items]
Cash Payments For Purchase Of Healthy Food From Related Parties										68,963		38,323		48,298
Amounts payable, related party transactions																	18,516		5,386
Capital Contribution, Related Party Transactions																	15,000
IT Services, Students Physical Examination Services, Travel Services and Other Service [Member]
Disclosure of related party [Line Items]
Amounts payable, related party transactions																	420		3,416
Services received, related party transactions										23,263		6,884		0
Hong Kong Leonit Limited [Member]
Disclosure of related party [Line Items]
Cash payments for loan made to related party							$ 14,500	¥ 98,229
Cash loans from related parties		$ 1,150	¥ 7,609					¥ 99,603
Loan offset against the USD loan due | $		$ 1,150
Cash receipts from repayment of advances and loans made to related parties									$ 1,820	12,412
Cash loan Due from related party outstanding									$ 11,530								79,265	$ 13,350	88,332
Hailiang Finance [Member]
Disclosure of related party [Line Items]
Net deposits/(withdrawals) of cash at a related party finance entity										517,185		679,018		109,998
Cash held at a related party finance entity																	223,548		740,733
Cash payments for term deposits placed with related party finance entity										4,709,697		204,000		1,953,600
Cash receipts of maturity of term deposits placed with related party finance entity										¥ 3,526,603		¥ 401,000		¥ 1,552,600
Term deposits held by related party																	¥ 1,387,094		¥ 204,000
Hailiang Finance [Member] | Minimum [member]
Disclosure of related party [Line Items]
Term deposit maturity period									3 months	3 months		3 months
Hailiang Finance [Member] | Maximum [member]
Disclosure of related party [Line Items]
Term deposit maturity period									1 year	1 year		1 year
Haibo Education [Member]
Disclosure of related party [Line Items]
Contributed Capital From Former Shareholder						¥ 6,000
Haibo Education [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Dividends Paid to Related Party Transactions				¥ 6,075
Haibo Education [Member] | Ningbo Haoliang [Member]
Disclosure of related party [Line Items]
Percentage of voting equity interests acquired					56.00%
Consideration paid (received)					¥ 3,360

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit cash settled part of the USD loan, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.As of June 30, 2018 and 2019, the USD loan made to Leonit of USD 13,350 (equivalent to RMB 88,332) and USD11,530 (equivalent to RMB79,265) was included in “Amount due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB99,603 was included in “Amount due to related parties”, respectively.
[2]	As of June 30, 2018 and 2019, the Group has cash held at a related party finance entity of RMB740,733 and RMB223,548, respectively. During the year ended June 30, 2018, net amount of RMB679,018 were placed with Hailiang Finance. During the years ended June 30, 2017 and 2019, net amount of RMB109,998 and RMB517,185 were withdrawn from Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2017, 2018 and 2019, term deposits of RMB1,953,600, RMB204,000 and RMB4,709,697 were placed with Hailiang Finance, and RMB1,552,600, RMB401,000 and RMB3,526,603 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2018 and 2019, the Group has term deposits with maturities ranging from three months to one year amounting to RMB204,000 and RMB1,387,094 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2017, 2018 and 2019 amounted to RMB5,847, RMB11,464 and RMB24,313, respectively. Interest receivable as of June 30, 2018 and 2019 amounted to RMB1,038 and RMB4,916 respectively.
[3]	The Group entered into a series of leasehold improvement contracts with Heng Zhong Da Construction Limited Company (“Heng Zhong Da"), a company over which Mr. Feng has significant influence, for the leasehold improvement of classroom buildings, dining halls, student dormitories.During the years ended June 30, 2017, 2018 and 2019, the Group purchased leasehold improvement service from Heng Zhong Da of RMB37,231, RMB29,098 and RMB29,669, respectively.As of June 30, 2018 and 2019, the above unsettled balances of RMB19,508 and RMB11,260 were recognized in “Amount due to related parties”.
[4]	The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to nil, RMB6,884 and RMB23,263 during the years ended June 30, 2017, 2018 and 2019.As of June 30, 2018 and 2019, the above unsettled balances of RMB3,416 and RMB420 were recognized in “Amount due to related parties”.
[5]	Mr. Feng, paid awards of RMB 15,000 to the Group's outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.